Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2018	Jul. 29, 2017	Aug. 04, 2018	Jul. 29, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Management Service [Member]
Related Party Transaction [Line Items]
Aggregate payment of management fees per year, plus out of pocket expenses			$ 8.0		$ 8.0
Costs for services rendered	$ 1.3	$ 2.0	3.3	$ 4.1	8.0	$ 8.1	$ 8.1
Advantage Solutions Inc [Member]
Related Party Transaction [Line Items]
Costs for services rendered	$ 10.4	$ 7.9	$ 21.4	$ 18.8	$ 44.8	$ 41.0	$ 10.6